FINANCIAL INVESTORS TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

June 28, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”) File Nos. 33-72424, 811-8194 Post-Effective Amendment No. 227

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 227 (under the Securities Act of 1933, as amended, and No. 228 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 227”). PEA 227 is being filed pursuant to Rule 485(a) with respect to a new series of the Trust, the Grandeur Peak Global Contrarian Fund (the “Fund”). The Fund will offer Institutional Class shares.

The SEC Staff is requested to address any comments on this filing with Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary
Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP